Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade and other current receivables [abstract]
Credit card receivables	$ 87,891	$ 87,791
Accounts receivable	55,484	76,146
Indirect tax receivables	38,242	32,815
Yard receivables	32,047	26,670
Other	18,505	15,596
Total	$ 232,169	$ 239,018